TAXATION (Details - Reconcilation of income tax)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
PRC income tax statutory rate	20.00%	25.00%
Impact of different tax rates in other jurisdictions	1.20%	5.93%
Tax effect of non-deductible expense	15.85%	0.00%
Others	1.00%	(0.00%)
Changes in valuation allowance	5.35%	36.60%
Effective tax rate	1.00%	53.60%